Provisions (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of other provisions [abstract]
Summary of Changes in Provisions
Changes in provisions are as follows:

	Yen in millions
	Provisions for drug product safety assessment	Other	Total
Year ended March 31, 2020	—	205	205
Increase	852	135	987
Usage	—	(92)	(92)

Year ended March 31, 2021	852	248	1,100

Current	284	104	388
Non-current	568	144	712